Retirement Benefits - Summary of Defined Benefit Plan Obligations (Parenthetical) (Detail) - BG Group Plc [Member] | $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Pension Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Increase in defined benefit plan on acquisition	$ 1,958
Defined Benefit Plan Assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Increase in defined benefit plan on acquisition	$ 2,194